Mineral, Royalty and Other Interests	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Mineral, Royalty and Other Interests

6 – Mineral, Royalty and Other Interests

A. Carrying Amount

As of and for the year ended December 31, 2018:

	COST			ACCUMULATED DEPLETION
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion [1]	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$0	$11,033	$310	$0	$0	$0	$310	$10,723
Bachelor Lake, Canada	24,009	20	24,029	23,183	381	0	0	23,564	465
Black Fox, Canada	37,791	8	37,799	26,831	1,260	0	0	28,091	9,708
Bracemac-McLeod, Canada	21,495	0	21,495	15,194	1,327	0	0	16,521	4,974
Chapada, Brazil	69,528	0	69,528	6,502	4,100	0	0	10,602	58,926
Diavik, Canada	53,111	0	53,111	17,872	5,697	0	0	23,569	29,542
Hod Maden, Turkey	5,818	0	5,818	0	0	0	0	0	5,818
Houndé, Burkina Faso	0	45,036	45,036	0	4,478	0	0	4,478	40,558
Hugo North Extension and Heruga, Mongolia	35,351	0	35,351	0	0	0	0	0	35,351
Karma, Burkina Faso	26,289	0	26,289	6,203	3,270	400	0	9,873	16,416
Ming, Canada	20,070	0	20,070	9,046	120	700	0	9,866	10,204
Santa Elena, Mexico	23,342	12	23,354	20,466	584	8	0	21,058	2,296
Yamana silver stream, Argentina	74,236	0	74,236	3,680	2,392	0	0	6,072	68,164
Other Royalties [2]	203,198	1,577	204,775	115,298	3,941	0	4,475	123,714	81,061
Other [3]	9,461	(4,657)	4,804	4,670	134	0	0	4,804	0

Total [4]	$614,732	$41,996	$656,728	$249,255	$27,684	$1,108	$4,475	$282,522	$374,206

1

Depletion during the period in the Consolidated Statements of Income (loss) of $29.0 million is comprised of depletion expense for the period of $27.7 million, and $1.3 million from depletion in ending inventory as at December 31, 2017.

2

Includes Coringa, Mt. Hamilton, Paul Isnard, Prairie Creek, Ann Mason, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Sao Francisco, Thunder Creek, the Early Gold Deposit, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, Forrestania and other.

3	Includes Koricancha Stream and other.
4

Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $58.1 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $316.1 million.

As of and for the year ended December 31, 2017:

	COST			ACCUMULATED DEPLETION
In $000’s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion [1]	Depletion in Ending Inventory	Impairment	Ending	Carrying Amount
Aurizona, Brazil	$11,033	$—	$11,033	$310	$—	$—	$—	$310	$10,723
Bachelor Lake, Canada	23,972	37	24,009	19,339	3,823	21	—	23,183	826
Black Fox, Canada	37,761	30	37,791	24,395	2,253	183	—	26,831	10,960
Bracemac-McLeod, Canada	21,495	—	21,495	13,378	1,816	—	—	15,194	6,301
Chapada, Brazil	69,528	—	69,528	2,737	3,765	—	—	6,502	63,026
Diavik, Canada	53,111	—	53,111	11,792	6,080	—	—	17,872	35,239
Hod Maden, Turkey	5,818	—	5,818	—	—	—	—	—	5,818
Hugo North Extension and Heruga, Mongolia	35,351	—	35,351	—	—	—	—	—	35,351
Karma, Burkina Faso	26,289	—	26,289	2,619	2,913	671	—	6,203	20,086
Ming, Canada	20,068	2	20,070	8,585	185	276	—	9,046	11,024
Santa Elena, Mexico	23,342	—	23,342	19,308	992	166	—	20,466	2,876
Yamana silver stream, Argentina	74,234	2	74,236	1,427	2,253	—	—	3,680	70,556
Other Royalties [2]	200,602	2,596	203,198	102,114	4,080	—	9,104	115,298	87,900
Other [3]	10,725	(1,264)	9,461	4,540	103	27	—	4,670	4,791

Total [4]	$613,329	$1,403	$614,732	$210,544	$28,263	$1,344	$9,104	$249,255	$365,477

1

Depletion during the year in the Consolidated Statements of Income (loss) of $29.6 million is comprised of depletion expense for the year of $28.3 million, and $1.3 million from depletion in ending inventory as at December 31, 2016.

2

Includes Coringa, Mt. Hamilton, Paul Isnard, Prairie Creek, Ann Mason, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Sao Francisco, Thunder Creek, the Early Gold Deposit, Hackett River, Lobo-Marte, Agi Dagi & Kirazli, Forrestania and other.

3	Includes Koricancha Stream and other.
4

Mineral, Royalty and Other Interests includes assets accounted for under IFRS 6 (Exploration and Evaluation) of $52.3 million and assets accounted for under IAS 16 (Property, Plant and Equipment) of $313.2 million.

B. Significant updates and other transactions

During the year ended December 31, 2018:

  HOUNDÉ

On January 17, 2018, the Company acquired a 2% net smelter returns royalty (‘‘ NSR’’) on the producing Houndé gold mine in Burkina Faso, owned and operated by Endeavour Mining Corporation. The royalty was acquired from Acacia Mining PLC for $45 million in cash and covers the Kari North and Kari South tenements.

  KORICANCHA

In August 2018, the Company disposed of its interest in the Koricancha Gold Stream. The fair value of the financial instruments received on disposal amounted to $4.3 million, resulting in a $0.4 million loss.

During the year ended December 31, 2017:

BACHELOR LAKE STREAM

On September 29, 2017, the Company amended its Gold Stream with Metanor Resources Inc. (“Metanor”). Metanor was subsequently acquired by Bonterra Resources Inc. (“Bonterra”) in 2018. Under the amended terms, once a cumulative 12,000 ounces of gold have been purchased by the Company, during the period between October 1, 2017 and October 1, 2019, the Gold Stream will convert to a 3.9% NSR. As part of the amendment, Bonterra agreed it will sell a minimum of 1,500 ounces of gold to Sandstorm at a per ounce cash payment of equal to the lesser of $500 and the then prevailing price of gold, on a quarterly basis until the 12,000 ounce threshold has been reached. Under the previous Gold Stream, there were no requirements for minimum deliveries nor was there a subsequent conversion of the Gold Stream into a NSR. In consideration for entering into the amendment, Sandstorm received:

•	a 3.9% NSR on Bonterra’s Barry project; and

•	$2.0 million in the common shares of Metanor

Bonterra may elect to reduce the 3.9% NSR on the Bachelor Lake or Barry projects by making a $2.0 million payment to Sandstorm in each case (the “Purchase Option”). Upon exercising either of the Purchase Options, the respective Sandstorm NSR will decrease to 1.8%. In addition to the Gold Stream, Sandstorm has an already existing 1% NSR on the Bachelor Lake gold mine, which remains unaffected by the amendment. In connection with the partial disposition of the stream, the Company recognized a $3.0 million gain in other income during the year ended December 31, 2017.

C. Impairments

During the year ended December 31, 2018:

As a result of an update to the production profile of the Gualcamayo mine and the estimated future ounces expected from the royalty, the Company re-evaluated the carrying value of its royalty investment. As a result of this review, the Company recorded an impairment charge of $4.5 million ($3.2 million, net of tax). The recoverable amount of $2.5 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. Key assumptions used in the cash flow forecast were: a 3 year mine life, a long term gold price of $1,300 and a 4% discount rate.

During the year ended December 31, 2017:

A reduction in the mineral resource estimate for the Coringa gold project announced during the period prompted the Company to evaluate the carrying value of its royalty investment. As a result of this review, the Company recorded an impairment charge of $4.5 million. The recoverable amount of $3.4 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. Key assumptions used in the cash flow forecast were: a 5 year mine life, a long term gold price of $1,300 and a 6% discount rate.

As a result of an update to the production profile of the Emigrant Springs mine and the ounces expected from the area subject to the royalty, the Company re-evaluated the carrying value of its investment. Based on its review, the Company recorded an impairment charge of $4.6 million. The recoverable amount of $0.5 million was determined using a discounted cash flow model in estimating the fair value less costs of disposal. Key assumptions used in the cash flow forecast were: a 1 - 3 year mine life, a long term gold price of $1,300 and a 4% discount rate.